Fees and Expenses	Oct. 28, 2026
The U.S. Equity Portfolio | The U.S. Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.06%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses*	0.13%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$13
3 Years	$42
5 Years	$73
10 Years	$166

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%
The Institutional U.S. Equity Portfolio | The Institutional U.S. Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.08%
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.04%
Total Annual Portfolio Operating Expenses*	0.18%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$18
3 Years	$58
5 Years	$101
10 Years	$230

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
The ESG Capital Growth Portfolio | The ESG Capital Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.11%
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses*	0.28%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$29
3 Years	$90
5 Years	$157
10 Years	$356

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%
The Catholic SRI Capital Growth Portfolio | The Catholic SRI Capital Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.10%
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses*	0.30%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	40.00%
The International Equity Portfolio | The International Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.06%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses*	0.15%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$15
3 Years	$48
5 Years	$85
10 Years	$192

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
The Institutional International Equity Portfolio | The Institutional International Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.12%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.24%
Total Annual Portfolio Operating Expenses*	0.44%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$45
3 Years	$141
5 Years	$246
10 Years	$555

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	54.00%
The Emerging Markets Portfolio | The Emerging Markets Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.24%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.21%
Total Annual Portfolio Operating Expenses*	0.63%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$64
3 Years	$202
5 Years	$351
10 Years	$786

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
The Core Fixed Income Portfolio | The Core Fixed Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.06%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses*	0.18%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$18
3 Years	$58
5 Years	$101
10 Years	$230

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
The Corporate Opportunities Portfolio | The Corporate Opportunities Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.14%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.30%
Total Annual Portfolio Operating Expenses*	0.55%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$56
3 Years	$176
5 Years	$307
10 Years	$689

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.13%
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses*	0.30%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	34.00%
The Intermediate Term Municipal Bond Portfolio | The Intermediate Term Municipal Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Expenses Restated to Reflect Current [Text]	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Maximum Sales Charges	None
Maximum Redemption Fee	None

Operating Expenses Caption [Optional Text]	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.19%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.29%
Total Annual Portfolio Operating Expenses*	0.56%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%